Derivative financial instruments - Weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships (Details) - One-to-one hedge relationships - FX risk - item	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average FX rate	0.6823	0.6687
Cash flow hedges | Cross currency swap | JPY:AUD
Financial instruments
Weighted average FX rate		81.4507
Cash flow hedges | Cross currency swap | EUR:NZD
Financial instruments
Weighted average FX rate	0.6086	0.6160
Cash flow hedges | Cross currency swap | HKD:NZD
Financial instruments
Weighted average FX rate		4.9670
Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.0505	1.0838
Parent Entity | Cash flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average FX rate	0.6823	0.6687
Parent Entity | Cash flow hedges | Cross currency swap | JPY:AUD
Financial instruments
Weighted average FX rate	79.6302	81.4507
Parent Entity | Cash flow hedges | Cross currency swap | CHF:AUD
Financial instruments
Weighted average FX rate	0.7679
Parent Entity | Cash flow hedges | Cross currency swap | CNH:AUD
Financial instruments
Weighted average FX rate	4.9359	4.9492
Parent Entity | Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.0460	1.0904